RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 15 -           RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Related party balances as of June 30, 2022 and 2021 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2022	June 30, 2021

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000

Bluesky LLC is a limited liability Company owned and controlled by Bluesky Family Trust, a family trust benefitting the family of Jianming Hao, the Company’s former Chairman, Co-Chief Executive Officer and President.

The amount due to Bluesky LLC was non-trade in nature, interest free, unsecured and due on demand.